Warrants (Details) - Schedule of warrants outstanding	6 Months Ended
Jul. 31, 2021 USD ($) $ / shares shares
Schedule of warrants outstanding [Abstract]
Shares, Outstanding, Beginning Balance	141,828
Exercise Price Outstanding, Beginning Balance (in Dollars per share) | $ / shares	$ 11.99
Remaining Life Outstanding, Beginning Balance	2 years 1 month 28 days
Intrinsic Value Outstanding, Beginning Balance (in Dollars) | $	$ 285,000
Shares, Granted
Exercise Price, Granted
Intrinsic Value, Granted (in Dollars) | $
Shares Expired/Cancelled
Exercise Price, Expired/Cancelled
Intrinsic Value, Expired/Cancelled
Shares, Exercised
Exercise Price, Exercised
Intrinsic Value, Exercised
Shares Outstanding, Ending Balance	141,828
Exercise Price Outstanding, Ending Balance	11.99
Remaining Life Outstanding, Ending Balance	1 year 4 months 28 days
Intrinsic Value Outstanding, Ending Balance (in Dollars) | $
Shares, Exercisable	141,828
Exercise Price, Exercisable	11.99
Remaining Life, Exercisable	1 year 4 months 28 days
Intrinsic Value, Exercisable (in Dollars) | $